Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Revenues	$ 1,373,047	$ 42,000	$ 1,380,497	$ 911,023	$ 2,722,713	$ 562,078
Cost of goods sold	401,262	11,637	404,812	486,030	2,214,166	338,579
Gross profit	971,785	30,363	975,685	424,993	508,547	223,499
General and administrative expense	884,876	1,028,319	1,959,788	3,030,928	8,639,364	10,069,841
Income (Loss) from operations	86,909	(997,956)	(984,103)	(2,605,935)	(8,130,817)	(9,846,342)
Other income (expense)
Interest income			933
Interest expense	(33,095)	(78,144)	(66,190)	(148,455)	(344,496)	(1,627,297)
Loss on debt extinguishment						(681,988)
Derivative Gain						1,831,635
Total other income (expense)	(33,095)	(78,144)	(65,257)	(148,455)	(344,496)	(477,650)
NET INCOME (LOSS)	$ 53,814	$ (1,076,100)	$ (1,049,360)	$ (2,754,390)	(8,475,313)	(10,323,992)
NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS					$ (8,475,313)	$ (10,323,992)
Weighted average number of common shares outstanding - basic	27,589,088	9,182,470	27,067,792	9,182,470
Weighted average number of common shares outstanding - diluted	34,209,218	9,182,470	27,067,792	9,182,470
Weighted average number of common shares outstanding - basic and diluted			26,540,704	9,182,470	9,547,077	8,956,365
Basic net income (loss) per share	$ 0	$ (0.12)	$ (0.04)	$ (0.30)
Diluted net income (loss) per share	$ 0	$ (0.12)	$ (0.04)	$ (0.30)
Basic and diluted net loss per share					$ (0.89)	$ (1.15)